Business Combination (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

The following represents the purchase price allocation at the dates of the acquisition:

June 27, 2018
Cash and cash equivalents	$71,016
Other current assets	48,793
Non-current assets	220,634
Current liabilities	(340,141)
Total purchase price	$302

The following represents the purchase price allocation at the dates of the acquisition:

June 27, 2018
Cash and cash equivalents	$71,016
Other current assets	48,793
Non-current assets	220,634
Current liabilities	(340,141)
Total purchase price	$302